General information and reorganization transactions (Details)	1 Months Ended	12 Months Ended
	Jul. 29, 2022 EUR (€)	Dec. 31, 2022 EUR (€) € / shares	Jul. 18, 2022	Jul. 14, 2022 shares	Jul. 13, 2022 € / shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 11, 2022 shares
General information and reorganization transactions (Details) [Line Items]
Ordinary share, per share (in Euro per share) | € / shares		€ 1
Preferred shares						50,000,000
Agreed to contribute (in Euro) | €		€ 253,821
Share capital due (in Euro) | €		€ 253,821
Shareholders owning percentage		35.00%
Forecast [Member]
General information and reorganization transactions (Details) [Line Items]
Ordinary shares issued							1
Authorized share capital per share (in Euro per share) | € / shares					€ 1
Dividend (in Dollars) | $						$ 1,750,000
Ordinary shares						1
Nominal value per share | (per share)					€ 1	$ 0.005
Preferred shares						50,000,000
Equity interest percentage			100.00%
Share transfer paid (in Euro) | €	€ 253,821
Class A Ordinary Share [Member] | Forecast [Member]
General information and reorganization transactions (Details) [Line Items]
Ordinary shares issued				8,100,000
Ordinary shares						50,000,000
Nominal value per share | $ / shares						$ 0.005
Class B Ordinary Share [Member] | Forecast [Member]
General information and reorganization transactions (Details) [Line Items]
Ordinary shares issued				100,000
Ordinary shares						250,000,000
Nominal value per share | $ / shares						$ 0.005